Expense Example, No Redemption (Invesco Income Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Income Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 635
3 Years	894
5 Years	1,173
10 Years	1,967
Class B, Invesco Income Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	166
3 Years	596
5 Years	1,052
10 Years	2,123
Class C, Invesco Income Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	166
3 Years	596
5 Years	1,052
10 Years	2,317
Class R, Invesco Income Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	115
3 Years	442
5 Years	792
10 Years	1,779
Class Y, Invesco Income Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	64
3 Years	286
5 Years	525
10 Years	$ 1,212